Stock Warrants and Earnout Shares	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Stock Warrants and Earnout Shares
Note 11. Stock Warrants and Earnout Shares
In-Q-Tel
Warrant
On March 19, 2021 the Company entered into a government grant contract with
In-Q-Tel,
an independent nonprofit corporation that partners with the U.S. intelligence and national security community, under which the

Company receives payments from
In-Q-Tel
for reports on the Company’s aircraft development progress and future services offering. Upon submission of certain specified deliverables, the Company will receive a total amount of $1.0 million from
In-Q-Tel.
In connection with entering the government grant contract with
In-Q-Tel,
the Company issued to
In-Q-Tel
a warrant for 68,649 shares of Legacy Joby Series C redeemable convertible preferred stock with an exercise price of $0.0029 per share and a
10-year
term (the
“In-Q-Tel
Warrant”). The fair value of the
In-Q-Tel
Warrant of $0.6 million was determined using the Black-Scholes valuation model with the following assumptions: preferred stock fair value $8.77, volatility of 60.2%, risk-free rate of 0.07%, probability weighted average expected term of 1.1 years, and dividend rate of 0%. At issuance the Company recognized deferred cost for the amount of the issuance date fair value of the
In-Q-Tel
Warrant, included in prepaid expenses and other current assets. The deferred cost is amortized to research and development expenses as the Company earns the $1.0 million in government grants from
In-Q-Tel.

In connection with the Merger, the
In-Q-Tel
Warrant was automatically exercised, on a cashless basis, for Legacy Joby’s Series C redeemable convertible preferred stock, and the Series C redeemable convertible preferred stock was converted into shares of Legacy Joby common stock on a one-for-one
basis. Immediately prior to the exercise, the liability associated with
In-Q-Tel
Warrant was remeasured and reclassified to Legacy Joby Series C redeemable convertible preferred stock. The fair value of the Series C redeemable convertible preferred stock warrant of $0.6 million immediately prior to the exercise was determined as the intrinsic value based on the exercise price of $0.0029 per share and the fair value of the common stock of Joby Aviation into which the underlying shares of the redeemable convertible preferred stock would be converted upon the Merger at the exchange ratio of 3.4572.
SVB Common Stock Warrants
In connection with the issuance of convertible notes, in March 2017 and May 2018, the Company issued to the note holders warrants to purchase 539,675 and 218,840 shares of Legacy Joby’s common stock, respectively, with exercise prices of $0.029 and $0.194 per share, respectively. The Company allocated the proceeds between convertible notes and common stock warrants on
a

relative fair value basis and recorded the amount allocated to the common stock warrants within additional paid-in
capital on the accompanying consolidated balance sheet as the common stock warrants met all criteria for equity classification. As the common stock warrants were equity classified, they did not require subsequent remeasurement after issuance.
In connection with the closing of the Merger, all outstanding common stock warrants were net exercised on a cashless basis for 752,732 shares of common stock of Joby Aviation.
Private Placement Warrants
The Private Placement Warrants were initially recognized as a liability on August 10, 2021, at a fair value of $21.9 million and the Private Placement Warrant liability was remeasured to fair value as of December 31, 2021, resulting in a gain of $3.9 million for the year ended December 31, 2021, which is included in gain from change in the fair value of warrants and earnout shares in the consolidated statements of operations.
The Company concluded that the fair value of the Private Placement Warrants approximates the fair value of the Company’s Public Warrants. Therefore, Private Placement Warrants were valued by reference to the observable market price for the Company’s Public Warrants.
Public Warrants
The Public Warrants became exercisable on September 9, 2021, 30 days after the completion of the Merger.
The Public Warrants were initially recognized as a liability on August 10, 2021 at a fair value of $32.8 million and the public warrant liability was remeasured to fair value based upon the market price as of December 31, 2021, resulting in a gain of $5.9 million for the year ended December 31, 2021, classified within gain from change in the fair value of warrants and earnout shares in the consolidated statements of operations. There were no exercises of Public Warrants during the year ended December 31, 2021.
Earnout Shares Liability
Under the vesting schedule, 20% of the Earnout Shares vest in tranches when the volume-weighted average price of the Joby Aviation common stock quoted on the NYSE is greater than $12.00, $18.00, $24.00, $32.00 and $50.00 for any 20 trading days within a period of 30 trading days (each such occurrence a “Triggering Event”). After 10 years following the consummation of the Merger (the “Earnout Period”), any Earnout Shares which have not yet vested are forfeited.
Upon the closing of the Merger, the Earnout Shares were accounted for as a liability at fair value because the Triggering Events that determine the number of Earnout Shares required to be issued include events that are not solely indexed to the common stock of Joby Aviation. The estimated fair value of the total Earnout Shares Liability at the closing of the Merger on August 10, 2021, was $149.9 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available. Assumptions used in the valuation are as follows:

	August 10, 2021	December 31, 2021
Expected volatility	62.20%	72.10%
Risk-free interest rate	1.36%	1.51%
Dividend rate	0.00%	0.00%
Expected term (in years)	10.00	9.61
No Earnout Shares vested as of December 31, 2021. During the year ended December 31, 2021, the Company recognized gain related to the change in the fair value of the Earnout Shares Liability of $40.1 million, included as gain from change in the fair value of warrants and earnout shares in the consolidated statement of operations.